Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,200,000
Proposed Maximum Offering Price per Unit	11.745
Maximum Aggregate Offering Price	$ 61,074,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,434.32
Offering Note	(1) In addition to the shares set forth in this table, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the amount to be registered includes an indeterminate number of shares of common stock, $.01 par value (the "Common Stock") of Kohl's Corporation (the "Registrant") that may become issuable as a result of stock dividends, stock splits or similar transactions, as provided in the Kohl's Corporation 2024 Long-Term Compensation Plan, as amended and restated effective May 20, 2026. (2) The registration fee was calculated pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low price per share of the Common Stock on the New York Stock Exchange on May 15, 2026.